Inventory Purchase Commitments (Details Textual) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2012 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Accrual For Potential Losses On Inventory Purchase Commitments						¥ 851,694
Accrual For Loss On Inventory Purchase Commitments Impairment Of Prepayment To Suppliers			¥ 0
Provision For Inventory Commitments Current	¥ 0		13,042
Provision For Inventory Commitments Noncurrent	1,322,448		1,231,701				$ 204,151
Provision To Inventory Purchase Commitments	522,050	$ 80,591	0		¥ 87,134
Provision For Inventory Commitments	1,322,448		1,244,743		393,048		204,151
Provision For Impairment Against Forfeited Advance Payment	71,266	11,002	87,134	$ 0
Provision For Additional Impairment On The Estimated Shortage	450,784	69,589
Reduction of Prepayment to Suppliers					87,134
Liability for Loss on Inventory Purchase Commitments					1,244,743
Supplier B [Member]
Provision For Additional Impairment On The Estimated Shortage | $		$ 277,392
Provision For Total Impairment Against Prepayment	609,184		87,134				94,042	$ 13,451
Supplier A [Member]
Prepaid Supplies	¥ 224,029		224,029				34,584	34,584
Purchase Obligation, Total | $							$ 1,600
Supplier C [Member]
Accrual For Loss On Inventory Purchase Commitments			1,331,877		¥ 1,331,877
Provision For Inventory Commitments Noncurrent			1,231,701					198,514
Reduction of Prepayment to Suppliers			87,134
Supplier C [Member] | Other Current Liabilities [Member]
Accrual For Loss On Inventory Purchase Commitments			¥ 13,042					$ 2,102